Warrants (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Warrants
Schedule of common share purchase warrant
	#	$
Balance, August 31, 2024	1,652,988	2,955,944
Balance, February 28, 2025	1,652,988	2,955,944

	#	$
Balance, August 31, 2023	1,652,988	2,922,853
Share-based compensation expense	-	33,091
Balance, August 31, 2024	1,652,988	2,955,944

Schedule of pre-funded warrant
Pre-funded warrant issued November 13, 2024	1,284,000	780,697
Shares issued	(884,000)	(530,312)
Direct cost	-	(67,557)
Balance, February 28, 2025	400,000	182,828

Schedule of warrant liability

	#	$
Balance at August 31, 2024	1,026,250	41,520
Warrants expired	(1,000,000)	(1,455)
Change in fair value of warrant liability		(34,136)
Translation adjustment		(1,720)
Fair Value of Warrants at February 28, 2025	26,250	4,209

	#	$
Balance at August 31, 2023	-	-
Issuance of warrants	26,250	48,283
Issuance of warrants related to the convertible debt	1,000,000	56,701
Change in fair value of warrant liability		(63,769)
Fair Value of Warrants at August 31, 2024	1,026,250	41,520

Schedule of estimate fair value of share options granted

	August 31, 2024	August 31, 2023

Weighted average estimated fair value per common share	$0.45	n/a
Weighted average exercise price of the warrant	$2.85	n/a
Weighted average expected life of the warrant	0.85 years	n/a